 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

 235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30,

Date of reporting period: November 30, 2018

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Institutional Class: CZOVX)

Zacks Market Neutral Fund

(Investor Class: ZMNVX)

(Institutional Class: ZMNIX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

ANNUAL REPORT

NOVEMBER 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds by contacting the Funds at (888) 453-4003 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 453-4003 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Zacks Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	6
Schedules of Investments	10
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Statement of Cash Flows	42
Financial Highlights	43
Notes to Financial Statements	50
Report of Independent Registered Public Accounting Firm	61
Supplemental Information	62
Expense Examples	71

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Dear Shareholders:

We are pleased to provide the Annual Report for the following Funds for the one-year period ending November 30, 2018:

•	Zacks All-Cap Core Fund
•	Zacks Market Neutral Fund
•	Zacks Small-Cap Core Fund
•	Zacks Dividend Fund

The firm maintained its core investment methodology mining earnings estimate revisions data seeking to drive returns in excess of each fund's equivalent benchmark.

All-Cap Core Fund

The Zacks All-Cap Core Fund Institutional Class returned 4.44% for the one year period ending November 30, 2018, underperforming the Russell 3000 which returned 5.53% for the same period.

The All-Cap Core fund’s sector allocation and stock selection contributed positively to performance. The fund added significant value in the Health Care, Utility, Technology, and Energy sectors. The All-Cap Core fund benefited from being overweight late in the year to the sector.

Despite the severe correction in several technology stocks, All-Cap Core was exposed to stocks and sub-sectors in technology that performed well. The security software company, Fortinet, the Communications Equipment company CIENA, and the software behemoth Microsoft were notable contributors.

All-Cap Core benefited from being underweight the Energy sector, the worst performing sector in the Index. Even within this sector, however, the fund held mostly integrated Oil and Gas companies, which performed far better than Oil Services stocks.

The fund’s results, we believe, are a product of a disciplined investment management process combined with strong risk management. Some factors to look out for in the coming months and quarters are potential Fed actions, trade conflicts, and deceleration in global growth. At the end of the day, we follow our model and continually refine it while managing risk on your behalf. This is the team’s approach every day, and we encourage investors to remain focused on long-term results.

Market Neutral Fund

The Zacks Market Neutral Fund Institutional Class returned -3.44%, for the one year period ending November 30, 2018, underperforming its benchmark, the FTSE 3-Month T-Bill, which returned 1.76%.

The Market Neutral Fund’s performance was negatively impacted by our small style risk exposure. Growth stocks, particularly within the large cap domain, outperformed their value counterparts. Unfortunately, our short exposure to the large-cap growth positions hurt us as they performed better than long positions. Meanwhile, small cap stocks, a major portion of the total portfolio, exhibited larger volatility than the large cap stocks in the last quarter as investors lowered their risk appetite. Volatility unfavorably impacted the fund.

From the sector perspective, Technology, and Capital Goods were the major sectors that negatively impacted the fund. In the Technology sector, even though the short positions performed as expected, the long positions performed worse than the short positions. Losses resulted in part from multiple concentrated positions on the long side. In the Capital Goods sector, both the long and short positions generated relatively large losses compared to their peers in the sector. The majority of the long holdings lost against their short counterparts within this sector. We also had loss in the Consumer Staples, Healthcare and Consumer Cyclical sectors. Most of the other sectors, e.g. Retail, REIT and Finance, were relatively neutral.

The large cash outflow forced us to liquidate positions more than three times as much as planned, which caused slippage for the market neutral fund as well.

Zacks Small-Cap Core Fund

The Zacks Small-Cap Core Fund Institutional Class returned -4.11% for the one year period ending November 30, 2018, underperforming its benchmark, the Russell 2000 Index, which returned 0.57%.

Early signs of a US economic growth slowdown, increased trade-related tensions with China and its future, and continuing global economic weakness outside the US contributed to the downside. When the Federal Reserve hiked interest rates a quarter percentage point amidst all of these growing concerns and also removed the word “accommodative” from their policy statement, the market immediately postured for increased chances of an economic recession in 2019 – driving valuations and equity prices sharply lower. Small-cap stocks were particularly hurt by the sudden shift in investor sentiment, we believe for two reasons: they had outperformed earlier in the year (and thus were more vulnerable to profit-taking), and also because small-caps’ fortunes are more closely tied to US economic growth and attractive interest rates.

The Zacks Small-Cap Core fund was underweight to the outperforming Utility, Consumer Staples, and Financials sectors and overweight to the underperforming Industrial sector – all of which hurt the fund’s relative performance. By contrast, our underweight to the underperforming Energy and Health Care sectors helped relative performance. During the quarter, there was a sudden shift in investor positioning to favor defensive companies and sectors, as opposed to the earlier-year preference for more growth. The Small-Cap Core portfolio is positioned for longer-term trends in the marketplace – not shorter term swings – so the impact was felt more in Q4. By the same line of thinking, a recovery could also benefit the fund disproportionately on the way up.

We believe the United States economy has unique opportunities for ‘positive surprises’. If retaliatory global trade actions do not spread widely to domestic economic activities, if the US and China can strike a trade deal, and if the Federal Reserve decides to pause monetary tightening mid-year – all of which we see as distinct and likely possibilities – then growth-sensitive small-cap stocks could continue to see strong gains, with small-cap stocks reaping the benefits of investors maintaining a high appetite for risk. This could lead to attractive relative returns for small-cap stocks looking forward.

Zacks Dividend Fund

The Zacks Dividend Fund Institutional Class returned 4.42% for the one year period ending November 2018, outperforming its benchmark, the Russell 1000 Value Index, which returned 2.96%.

In late 2018, Investors seemed focused on early signs of a slowdown in U.S. economic growth, trade tensions with China, and continuing global economic weakness outside the U.S.

Oil and materials prices dropped sharply reflecting weaker global demand. Additionally, the Federal Reserve cited strong U.S. employment gains and sustained economic growth as rationale for raising interest rates and maintaining a tighter monetary policy posture. Investor mind-sets swung from focusing on current fundamentals to anticipating sooner-than-expected economic growth slowdown and corporate profit reduction. This resulted in asset prices and valuations moving sharply lower. Additionally, investors favored defensive companies and sectors.

In the ‘large value’ space, Utilities, Health Care, and Consumer Staples outperformed over the quarter. Energy, Industrials, and Materials underperformed. The fund’s overweight to the Health Care and Consumer Staples sectors, and underweight to Energy, supported relative performance. The fund’s underweight to the Utility sector hampered relative performance.

As stated above, we believe the U.S. economy has unique opportunities for ‘positive surprises’. If retaliatory global trade actions do not spread widely to domestic economic activities, if the US and China can strike a trade deal, and if the Federal Reserve decides to pause monetary tightening mid-year – all of which we see as distinct and likely possibilities – then equities are likely to respond positively. Dividend stocks would be no exception.

Conclusion

The market environment today, where uncertainty seems to rule the day, brings to mind a central but largely underappreciated market principle: when expectations drift too far from reality, assets get mispriced.

This phenomenon works both ways. In 2000, when investors were pouring money into dotcoms with no concern for risk or earnings, there was an expectation that paying an exorbitant premium for a company was worth it—after all, it was sure to be the ‘next big thing!’

Today, it may be similar to wonder if the increasingly negative expectation of economic slowing/decline is perhaps too far disconnected from the reality of current economic fundamentals. This is not to say that the global economy is humming along—it isn’t. But, is a recession really as imminent as the downside volatility suggests?

Over time, asset prices have a way of finding the balance between expectations and reality—that’s why they have always rewarded investors with fairly consistent long-term annualized returns. As the global economy grows from decade to decade, broad global indices appreciate too. Lots of crazy things happen along the way, but ultimately the stock market is a machine of economic progress, and as long as progress happens (which it always has), investors get rewarded for sticking with it.

Sincerely,

Ben Zacks	Mitchell Zacks
Portfolio Co-Manager	Portfolio Co-Manager
Zacks Funds	Zacks Funds

The views in this letter were as of November 30th and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk. As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short. There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Please refer to the prospectus for more complete risk information. In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

Zacks All-Cap Core Fund

FUND PERFORMANCE at November 30, 2018 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Institutional Class shares with a similar investment in the Russell 3000 Index during the periods shown. Results include the reinvestment of all dividends and capital gain.

The Russell 3000 Index is a broad representation of the U.S. equity market. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2018	1 Year	5 Years	10 Years
Institutional Class[1]	4.44%	9.16%	11.76%
Russell 3000 Index	5.53%	10.62%	14.51%
[1]	On April 16, 2018, The Fund’s Class C Shares were converted into Investor Class Shares and the Class C Shares were terminated. Class C Shares were subject to a contingent deferred sales charge and a distribution fee pursuant to a Rule 12b-1 Plan. Prior to April 16, 2018, the Institutional Class Shares were designated as Investor Class Shares and subject to a distribution fee pursuant to a Rule 12b-1 Plan. The distribution fee is reflected in the Fund’s performance for periods prior to April 16, 2018. Prior to October 31, 2016, Investor Class Shares were designated as Class A Shares, which were subject to a 5.75% sales charge. Returns would have been lower had sales charges been reflected.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Institutional Class shares were 1.41% and 1.00%, respectively, which were the amounts stated in the current summary prospectus dated April 1, 2018 as supplemented on April 10, 2018. For the Fund’s most current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.00% of the average daily net assets for Institutional Class shares of the Fund. This agreement is in effect until March 31, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Market Neutral Fund

FUND PERFORMANCE at November 30, 2018 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares with a similar investment in the FTSE 3 Month T-Bill Index during the periods shown. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The FTSE 3 Month T-Bill Index consists of equal dollar amounts of three-months Treasury bills that are purchased at the beginning of each of three consecutive months. As of each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2018	1 Year	5 Years	10 Years
Investor Class	-3.81%	1.52%	-0.66%
Institutional Class	-3.44%	1.20%	-1.19%
FTSE 3 Month T-Bill Index	1.76%	0.57%	0.34%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 4.28% and 3.51%, respectively, and for Institutional Class shares were 4.03% and 3.26%, respectively, which were the amounts stated in the current prospectus dated April 1, 2018. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.65% and 1.40% of the average daily net assets for Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Small-Cap Core Fund

FUND PERFORMANCE at November 30, 2018 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 2000 Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap value segment of the U.S. equity universe. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2018	1 Year	5 Years	Since Inception	Inception Date
Investor Class	-4.36%	7.17%	11.73%	06/30/11
Institutional Class[1]	-4.11%	7.46%	12.02%	02/28/14
Russell 2000 Index	0.57%	7.50%	10.17%	06/30/11
[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.54% and 1.39%, respectively, and for Institutional Class shares were 1.29% and 1.14%, respectively, which were the amounts stated in the current prospectus dated April 1, 2018. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.39% and 1.14% of the average daily net assets of the Investor Class, and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Dividend Fund

FUND PERFORMANCE at November 30, 2018 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 1000 Value Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is a subset of the Russell 3000 Index. The Russell 1000 Value Index (maintained by the Russell Investment Group) comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2018	1 Year	Since Inception	Inception Date
Investor Class	4.16%	9.39%	01/31/14
Institutional Class[1]	4.42%	9.66%	01/31/17
Russell 1000 Value Index	2.96%	9.22%	01/31/14
[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.66% and 1.30%, respectively, and for the Institutional Class shares were 1.41% and 1.05%, respectively, which were the amounts stated in the current prospectus dated April 1, 2018. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.30% and 1.05% of the average daily net assets for Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS — 88.9%
	BASIC MATERIALS — 2.1%
12,150	Barrick Gold Corp. [1]	$154,912
3,098	Carpenter Technology Corp.	133,462
3,474	Celanese Corp.	350,631
4,547	DowDuPont, Inc.	263,044
		902,049
	COMMUNICATIONS — 12.6%
507	Alphabet, Inc. - Class A*	562,593
169	Alphabet, Inc. - Class C*	184,959
523	Amazon.com, Inc.*	883,959
5,531	AT&T, Inc.	172,788
11,147	Ciena Corp.*	363,615
15,685	Cisco Systems, Inc.	750,841
11,767	eBay, Inc.*	351,245
5,696	Nice Ltd. - ADR*,1	661,533
2,232	Proofpoint, Inc.*	216,526
4,602	T-Mobile US, Inc.*	315,007
12,961	Viacom, Inc. - Class B	399,977
4,424	Walt Disney Co.	510,928
		5,373,971
	CONSUMER, CYCLICAL — 7.8%
6,015	Best Buy Co., Inc.	388,509
3,023	Brunswick Corp.	160,340
4,308	Callaway Golf Co.	73,796
532	Churchill Downs, Inc.	147,768
3,943	Fastenal Co.	233,662
3,926	Home Depot, Inc.	707,936
2,548	NIKE, Inc. - Class B	191,406
2,454	Planet Fitness, Inc. - Class A*	135,510
3,724	Ralph Lauren Corp.	414,854
6,622	Starbucks Corp.	441,820
752	Vail Resorts, Inc.	209,943
1,970	Walmart, Inc.	192,371
		3,297,915
	CONSUMER, NON-CYCLICAL — 21.9%
2,848	Amedisys, Inc.*	388,040
2,254	Amgen, Inc.	469,395
9,480	Baxter International, Inc.	649,854
1,702	Biogen, Inc.*	567,991
3,738	Colgate-Palmolive Co.	237,438
2,783	Danaher Corp.	304,850

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,403	Edwards Lifesciences Corp.*	$227,300
2,347	Euronet Worldwide, Inc.*	276,031
4,319	Hershey Co.	467,748
4,507	Johnson & Johnson	662,078
1,818	Laboratory Corp. of America Holdings*	264,774
10,780	Merck & Co., Inc.	855,285
6,322	PepsiCo, Inc.	770,905
12,830	Pfizer, Inc.	593,131
7,949	Procter & Gamble Co.	751,260
7,978	Sabre Corp.	203,997
9,130	Sprouts Farmers Market, Inc.*	210,173
1,122	Stryker Corp.	196,866
1,624	Total System Services, Inc.	141,889
2,540	TriNet Group, Inc.*	116,611
3,476	UnitedHealth Group, Inc.	978,007
		9,333,623
	ENERGY — 4.3%
5,915	Chevron Corp.	703,530
3,469	Diamondback Energy, Inc.	382,908
12,061	Royal Dutch Shell PLC - Class B - ADR[1]	748,144
		1,834,582
	FINANCIAL — 13.2%
7,683	American Express Co.	862,570
1,440	Assurant, Inc.	140,026
19,000	Bank of America Corp.	539,600
787	BlackRock, Inc.	336,844
14,366	Citizens Financial Group, Inc.	522,348
2,723	Crown Castle International Corp. - REIT	312,873
10,270	Hartford Financial Services Group, Inc.	453,831
8,512	Hospitality Properties Trust - REIT	228,462
4,208	JPMorgan Chase & Co.	467,887
4,851	Marsh & McLennan Cos., Inc.	430,284
9,000	MetLife, Inc.	401,670
13,000	Senior Housing Properties Trust - REIT	178,880
4,037	SunTrust Banks, Inc.	253,080
3,800	Travelers Cos., Inc.	495,406
		5,623,761
	INDUSTRIAL — 11.0%
2,942	Caterpillar, Inc.	399,141
5,827	Corning, Inc.	187,746

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
783	Eagle Materials, Inc.	$57,159
2,379	FedEx Corp.	544,791
5,915	Granite Construction, Inc.	299,476
10,103	Heartland Express, Inc.	209,637
3,140	Honeywell International, Inc.	460,795
1,567	Lockheed Martin Corp.	470,774
4,438	National Instruments Corp.	217,284
3,255	Raytheon Co.	570,732
6,290	Republic Services, Inc.	486,469
1,190	Rockwell Automation, Inc.	207,465
4,876	Trimble, Inc.*	185,434
2,285	Woodward, Inc.	191,209
2,880	Xylem, Inc.	210,182
		4,698,294
	TECHNOLOGY — 11.4%
2,973	Accenture PLC - Class A1	489,118
4,388	Apple, Inc.	783,609
11,237	Fortinet, Inc.*	829,740
12,830	Intel Corp.	632,647
1,380	Manhattan Associates, Inc.*	68,351
11,084	Micron Technology, Inc.*	427,399
7,010	Microsoft Corp.	777,339
6,903	NetApp, Inc.	461,604
2,731	Synopsys, Inc.*	251,088
2,862	Virtusa Corp.*	126,873
		4,847,768
	UTILITIES — 4.6%
6,760	American Electric Power Co., Inc.	525,523
3,599	American States Water Co.	241,421
13,049	California Water Service Group	596,600
14,210	CenterPoint Energy, Inc.	398,022
4,945	Hawaiian Electric Industries, Inc.	189,492
		1,951,058
	TOTAL COMMON STOCKS
	(Cost $29,121,312)	37,863,021

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 10.9%
$4,664,732	UMB Money Market Fiduciary, 0.25%[2]	$4,664,732
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,664,732)	4,664,732

	TOTAL INVESTMENTS — 99.8%
	(Cost $33,786,044)	42,527,753

	Other Assets in Excess of Liabilities — 0.2%	80,914
	TOTAL NET ASSETS — 100.0%	$42,608,667

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

SUMMARY OF INVESTMENTS

As of November 30, 2018

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	21.9%
Financial	13.2%
Communications	12.6%
Technology	11.4%
Industrial	11.0%
Consumer, Cyclical	7.8%
Utilities	4.6%
Energy	4.3%
Basic Materials	2.1%
Total Common Stocks	88.9%
Short-Term Investments	10.9%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS — 85.7%
	BASIC MATERIALS — 1.6%
1,098	Alcoa Corp.*	$34,928
1,647	Domtar Corp.	71,776
4,135	Orion Engineered Carbons S.A.[1]	108,006
		214,710
	COMMUNICATIONS — 5.8%
5,048	Altice USA, Inc.	89,299
1,644	AMC Networks, Inc. - Class A*	98,410
2,419	BCE, Inc.[1]	103,727
670	CDW Corp.	62,095
11,164	Gannett Co., Inc.	115,771
3,329	Intelsat S.A.*,1,2	82,792
1,521	Shutterfly, Inc.*,2	76,035
1,709	ViaSat, Inc.*	118,160
17,180	Windstream Holdings, Inc.*	51,712
		798,001
	CONSUMER, CYCLICAL — 14.0%
6,319	AMC Entertainment Holdings, Inc. - Class A	86,254
11,732	BBX Capital Corp.	78,839
4,234	Bed Bath & Beyond, Inc.	54,534
2,758	Big Lots, Inc.[2]	120,139
6,901	China Yuchai International Ltd.[1]	96,959
14,462	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*,1	92,268
560	Deckers Outdoor Corp.*,2	74,614
1,213	Dillard's, Inc. - Class A2	84,170
5,322	Express, Inc.*	33,209
9,981	Ford Motor Co.[2]	93,921
3,382	Fossil Group, Inc.*	65,374
5,623	International Game Technology PLC[1,2]	96,772
9,881	Kirkland's, Inc.*	107,209
13,779	Libbey, Inc.[2]	82,812
447	Lowe's Cos., Inc.[2]	42,183
1,434	Penn National Gaming, Inc.*,2	31,706
2,117	PulteGroup, Inc.[2]	56,143
692	RH*	80,369
4,334	Tailored Brands, Inc.[2]	99,249
3,702	Titan Machinery, Inc.*	64,896
6,636	Vista Outdoor, Inc.*	75,650
306	W.W. Grainger, Inc.	96,096
3,847	World Fuel Services Corp.	99,214

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
963	Wynn Resorts Ltd.	$105,352
		1,917,932
	CONSUMER, NON-CYCLICAL — 17.0%
2,530	Acorda Therapeutics, Inc.*	51,688
3,758	Akorn, Inc.*	25,780
2,496	Avis Budget Group, Inc.*	73,108
8,713	Brookdale Senior Living, Inc.*	74,496
1,283	Bunge Ltd.[1]	73,221
2,675	Cardtronics PLC - Class A*,1	86,777
1,596	Colliers International Group, Inc.[1]	105,017
11,340	Computer Task Group, Inc.*	50,463
9,798	Dean Foods Co.	49,382
677	Herbalife Nutrition Ltd.*,1	38,758
5,687	Hertz Global Holdings, Inc.*	106,404
12,314	ImmunoGen, Inc.*	67,850
603	Insperity, Inc.	60,324
3,150	Kforce, Inc.	99,823
3,066	Kroger Co.[2]	90,938
4,223	LSC Communications, Inc.	42,314
1,087	Magellan Health, Inc.*	59,263
1,200	ManpowerGroup, Inc.[2]	97,416
2,870	Medicines Co.*,2	63,513
851	Molina Healthcare, Inc.*,2	118,893
5,116	Quad/Graphics, Inc.[2]	83,800
8,150	Rent-A-Center, Inc.*,2	119,642
1,557	Robert Half International, Inc.	96,269
10,859	Seres Therapeutics, Inc.*,2	90,673
2,381	Service Corp. International2	110,002
1,524	Sysco Corp.[2]	102,718
7,763	T2 Biosystems, Inc.*,2	34,468
2,463	Team, Inc.*	41,157
1,660	TrueBlue, Inc.*	41,915
4,318	Voyager Therapeutics, Inc.*	49,225
233	WellCare Health Plans, Inc.*,2	59,387
645	Zoetis, Inc.	60,546
		2,325,230
	ENERGY — 10.8%
1,221	Arch Coal, Inc. - Class A	99,231
10,076	Archrock, Inc.[2]	102,775
9,657	Bristow Group, Inc.*	37,856

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
7,125	Cenovus Energy, Inc.[1]	$52,583
14,065	Comstock Resources, Inc.*,2	107,175
1,574	ConocoPhillips[2]	104,167
6,820	Crescent Point Energy Corp.[1]	20,187
3,178	Devon Energy Corp.	85,901
7,624	Diamond Offshore Drilling, Inc.*	96,062
8,976	FTS International, Inc.*	88,683
3,518	Imperial Oil Ltd.[1]	104,977
7,015	ION Geophysical Corp.*	62,083
4,529	Marathon Oil Corp.	75,589
1,101	Murphy USA, Inc.*	89,203
11,012	QEP Resources, Inc.*,2	88,426
9,075	SunCoke Energy, Inc.*,2	88,572
2,830	Suncor Energy, Inc.[1]	91,381
8,596	Transocean Ltd.*,1,2	79,771
		1,474,622
	FINANCIAL — 12.2%
4,409	Ares Management Corp. - Class A	98,938
2,519	CBRE Group, Inc. - Class A*,2	110,030
4,055	Chesapeake Lodging Trust - REIT[2]	119,906
4,486	CoreCivic, Inc. - REIT[2]	98,468
1,404	Discover Financial Services	100,105
9,001	Exantas Capital Corp. - REIT	100,541
2,978	Gaming and Leisure Properties, Inc. - REIT	102,533
2,146	GEO Group, Inc. - REIT	49,873
3,685	Hersha Hospitality Trust - REIT	70,384
3,485	Hospitality Properties Trust - REIT	93,537
5,249	Host Hotels & Resorts, Inc. - REIT[2]	99,731
541	Jones Lang LaSalle, Inc.	77,471
2,912	LaSalle Hotel Properties - REIT	99,979
10,304	Pennsylvania Real Estate Investment Trust - REIT	84,390
6,014	PennyMac Mortgage Investment Trust - REIT[2]	126,595
4,688	Realogy Holdings Corp.[2]	90,291
1,413	Ryman Hospitality Properties, Inc. - REIT[2]	104,717
724	Vornado Realty Trust - REIT	52,099
		1,679,588
	INDUSTRIAL — 14.4%
2,590	ArcBest Corp.[2]	104,273
4,211	Arconic, Inc.[2]	90,452
1,211	C.H. Robinson Worldwide, Inc.[2]	111,812

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
9,380	CNH Industrial N.V.[1]	$90,986
5,542	Covanta Holding Corp.	91,776
8,287	Flex Ltd.*,1,2	72,511
2,308	Fluor Corp.[2]	94,466
14,058	Forterra, Inc.*,2	68,884
9,820	FreightCar America, Inc.*	93,683
8,833	General Electric Co.[2]	66,248
1,141	Landstar System, Inc.[2]	124,460
4,993	Manitowoc Co., Inc.*,2	98,612
2,495	MYR Group, Inc.*,2	78,094
1,555	Ryder System, Inc.	87,966
2,731	SPX FLOW, Inc.*	102,494
7,231	Summit Materials, Inc. - Class A*	104,849
659	SYNNEX Corp.[2]	53,208
3,225	Terex Corp.[2]	106,618
1,586	Textron, Inc.	89,038
5,770	Tutor Perini Corp.*	107,380
4,203	USA Truck, Inc.*	86,204
9,115	YRC Worldwide, Inc.*	51,591
		1,975,605
	TECHNOLOGY — 5.2%
794	ANSYS, Inc.*,2	128,644
2,981	Cirrus Logic, Inc.*	111,609
2,048	Manhattan Associates, Inc.*	101,437
530	Maxim Integrated Products, Inc.[2]	29,638
4,827	NextGen Healthcare, Inc.*	84,714
3,435	Teradyne, Inc.[2]	122,595
5,157	Tower Semiconductor Ltd.*,1,2	81,274
3,886	Unisys Corp.*	52,539
		712,450
	UTILITIES — 4.7%
5,490	Atlantica Yield PLC[1]	107,714
2,175	CenterPoint Energy, Inc.	60,922
921	DTE Energy Co.	110,280
1,274	Entergy Corp.	110,914
1,460	FirstEnergy Corp.	55,232
4,045	MDU Resources Group, Inc.	107,071

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
2,492	NRG Energy, Inc.	$95,768
		647,901
	TOTAL COMMON STOCKS (Cost $12,988,231)	11,746,039

	RIGHTS — 0.0%[3]
1,119	A Schulman, Inc.*[4]	2,238

	Total Rights (Cost $0)	2,238

Principal Amount
	SHORT-TERM INVESTMENTS — 1.5%
$211,290	UMB Money Market Fiduciary, 0.25%[5]	211,290

	TOTAL SHORT-TERM INVESTMENTS (Cost $211,290)	211,290

	TOTAL INVESTMENTS — 87.2% (Cost $13,199,521)	11,959,567

	Assets in Excess of Other Liabilities — 12.8%	1,752,524
	TOTAL NET ASSETS — 100.0%	$13,712,091

Number of Shares
	SECURITIES SOLD SHORT — 86.5%
	COMMON STOCKS — 86.5%
	BASIC MATERIALS — 2.5%
(1,129)	DowDuPont, Inc.	(65,313)
(13,947)	Osisko Gold Royalties Ltd.[1]	(104,742)
(1,377)	Royal Gold, Inc.	(100,727)
(4,777)	Wheaton Precious Metals Corp.[1]	(74,712)
		(345,494)
	COMMUNICATIONS — 12.2%
(1,229)	Acacia Communications, Inc.*	(52,699)
(5,573)	ANGI Homeservices, Inc.*	(97,695)
(2,189)	Cargurus, Inc.*	(85,174)
(4,280)	Cars.com, Inc.*	(110,724)
(2,370)	CenturyLink, Inc.	(44,556)
(7,814)	Consolidated Communications Holdings, Inc.	(107,521)
(3,715)	GDS Holdings Ltd. - ADR*,1	(109,555)
(600)	IAC/InterActiveCorp*	(106,776)
(1,512)	Liberty Broadband Corp. - Class A*	(128,717)
(1,428)	Liberty Broadband Corp. - Class C*	(121,166)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(985)	LogMeIn, Inc.	$(90,846)
(3,616)	Maxar Technologies Ltd.[1]	(59,881)
(301)	MercadoLibre, Inc.	(105,943)
(15,175)	Ribbon Communications, Inc.*	(81,034)
(7,486)	Snap, Inc. - Class A*	(48,734)
(3,920)	Stitch Fix, Inc. - Class A*	(107,134)
(9,948)	Switch, Inc. - Class A	(77,296)
(2,103)	TripAdvisor, Inc.*	(134,718)
		(1,670,169)
	CONSUMER, CYCLICAL — 6.7%
(4,025)	Acushnet Holdings Corp.	(91,971)
(427)	Madison Square Garden Co.*	(115,299)
(4,730)	Marine Products Corp.	(102,830)
(8,898)	Noodles & Co.*	(70,383)
(4,207)	Skyline Champion Corp.	(94,742)
(304)	Tesla, Inc.*	(106,546)
(2,267)	Triton International Ltd.[1]	(77,259)
(355)	Vail Resorts, Inc.	(99,109)
(1,658)	Wingstop, Inc.	(108,798)
(2,021)	Winnebago Industries, Inc.	(50,586)
		(917,523)
	CONSUMER, NON-CYCLICAL — 13.7%
(6,849)	Accelerate Diagnostics, Inc.*	(101,160)
(4,115)	CAI International, Inc.*	(100,859)
(4,377)	Care.com, Inc.*	(78,436)
(5,115)	elf Beauty, Inc.*	(65,267)
(1,291)	Exact Sciences Corp.*	(100,672)
(4,184)	Farmer Brothers Co.*	(101,880)
(1,177)	Heron Therapeutics, Inc.*	(33,815)
(2,337)	IHS Markit Ltd.*,1	(124,726)
(4,231)	K12, Inc.*	(100,952)
(1,637)	Kraft Heinz Co.	(83,683)
(436)	Medifast, Inc.	(64,746)
(2,316)	MEDNAX, Inc.*	(93,103)
(1,524)	MGP Ingredients, Inc.	(103,617)
(2,758)	Mylan N.V.*,1	(93,386)
(1,475)	REGENXBIO, Inc.*	(88,367)
(809)	Sarepta Therapeutics, Inc.*	(104,741)
(1,062)	Syneos Health, Inc.*	(54,927)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(2,257)	Tivity Health, Inc.*	$(92,447)
(964)	Universal Health Services, Inc. - Class B	(133,022)
(970)	Verisk Analytics, Inc.*	(119,620)
(508)	Worldpay, Inc. - Class A*	(43,592)
		(1,883,018)
	ENERGY — 12.9%
(11,932)	Amyris, Inc.*	(58,944)
(3,014)	Antero Midstream Partners LP	(83,367)
(3,154)	Bonanza Creek Energy, Inc.*	(83,676)
(5,838)	BP Midstream Partners LP	(98,487)
(9,731)	Callon Petroleum Co.*	(83,200)
(1,236)	Cheniere Energy, Inc.*	(75,544)
(1,320)	Cimarex Energy Co.	(108,214)
(380)	Concho Resources, Inc.*	(49,550)
(933)	Diamondback Energy, Inc.	(102,985)
(5,200)	EQT Corp.	(97,292)
(9,695)	Extraction Oil & Gas, Inc.*	(55,261)
(11,623)	Gulfport Energy Corp.*	(99,028)
(1,688)	Helmerich & Payne, Inc.	(102,293)
(3,437)	Jagged Peak Energy, Inc.*	(39,319)
(1,573)	ONEOK, Inc.	(96,629)
(6,007)	Pattern Energy Group, Inc. - Class A	(124,285)
(6,454)	Patterson-UTI Energy, Inc.	(89,581)
(1,611)	Penn Virginia Corp.*	(93,680)
(5,939)	ProPetro Holding Corp.*	(96,331)
(12,457)	SRC Energy, Inc.*	(71,877)
(4,806)	U.S. Silica Holdings, Inc.	(68,197)
		(1,777,740)
	FINANCIAL — 13.6%
(4,736)	Acadia Realty Trust - REIT	(135,781)
(2,068)	Agree Realty Corp. - REIT	(123,191)
(1,580)	Aspen Insurance Holdings Ltd.[1]	(66,139)
(12,079)	Cousins Properties, Inc. - REIT	(102,068)
(876)	Digital Realty Trust, Inc. - REIT	(100,775)
(9,043)	Five Point Holdings LLC - Class A*	(69,360)
(4,460)	Four Corners Property Trust, Inc. - REIT	(123,720)
(6,849)	Front Yard Residential Corp. - REIT	(61,709)
(4,728)	Healthcare Trust of America, Inc. - Class A - REIT	(132,951)
(4,534)	Invitation Homes, Inc. - REIT	(97,300)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(2,878)	JBG SMITH Properties - REIT	$(115,321)
(5,188)	On Deck Capital, Inc.*	(40,674)
(2,569)	QTS Realty Trust, Inc. - Class A - REIT	(104,276)
(3,273)	Rayonier, Inc. - REIT	(103,525)
(6,496)	Redfin Corp.*	(110,172)
(2,072)	Regency Centers Corp. - REIT	(131,903)
(2,437)	RLJ Lodging Trust - REIT	(49,569)
(4,926)	Sabra Health Care REIT, Inc. - REIT	(95,023)
(569)	SBA Communications Corp. - REIT*	(97,191)
		(1,860,648)
	INDUSTRIAL — 12.4%
(1,714)	AAON, Inc.	(65,046)
(2,822)	Air Transport Services Group, Inc.*	(52,292)
(1,568)	Alarm.com Holdings, Inc.*	(79,733)
(934)	Axon Enterprise, Inc.*	(40,601)
(4,998)	CyberOptics Corp.*	(101,409)
(14,468)	Dorian LPG Ltd.*,1	(101,710)
(5,958)	Fortress Transportation & Infrastructure Investors LLC	(94,792)
(10,851)	Genco Shipping & Trading Ltd.*,1	(90,606)
(1,091)	Genesee & Wyoming, Inc. - Class A*	(90,858)
(3,298)	Golar LNG Ltd.[1]	(87,859)
(12,376)	Golden Ocean Group Ltd.[1]	(87,127)
(5,139)	GrafTech International Ltd.	(81,248)
(619)	John Bean Technologies Corp.	(51,092)
(3,069)	Johnson Controls International plc[1]	(106,740)
(8,021)	Kratos Defense & Security Solutions, Inc.*	(106,679)
(4,134)	Northwest Pipe Co.*	(97,521)
(877)	RBC Bearings, Inc.*	(134,199)
(8,921)	Scorpio Bulkers, Inc.[1]	(54,507)
(8,609)	Star Bulk Carriers Corp.*,1	(82,388)
(5,372)	Twin Disc, Inc.*	(93,741)
		(1,700,148)
	TECHNOLOGY — 8.2%
(3,130)	Altair Engineering, Inc. - Class A*	(101,130)
(6,841)	Asure Software, Inc.*	(38,925)
(2,914)	Axcelis Technologies, Inc.*	(58,047)
(13,428)	AXT, Inc.*	(73,988)
(2,332)	Blackline, Inc.*	(99,973)
(1,292)	DXC Technology Co.	(81,448)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(5,299)	Hortonworks, Inc.*	$(85,314)
(11,307)	Immersion Corp.*	(107,303)
(4,573)	Inovalon Holdings, Inc. - Class A*	(60,821)
(2,526)	Micron Technology, Inc.*	(97,402)
(1,299)	MongoDB, Inc.*	(107,687)
(3,673)	PlayAGS, Inc.*	(82,459)
(6,584)	Veeco Instruments, Inc.*	(57,676)
(4,728)	Yext, Inc.*	(68,651)
		(1,120,824)
	UTILITIES — 4.3%
(1,210)	Atmos Energy Corp.	(115,761)
(1,645)	Evergy, Inc.	(97,652)
(2,684)	Middlesex Water Co.	(139,139)
(2,416)	New Jersey Resources Corp.	(117,248)
(1,518)	Spire, Inc.	(119,785)
		(589,585)

	TOTAL COMMON STOCKS (Proceeds $ 12,390,270)	(11,865,149)

	TOTAL SECURITIES SOLD SHORT (Proceeds $ 12,390,270)	$(11,865,149)

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	Less than 0.1% of net assets.
[4]	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of this security is $2,238.
[5]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

SUMMARY OF INVESTMENTS

As of November 30, 2018

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	17.0%
Industrial	14.4%
Consumer, Cyclical	14.0%
Financial	12.2%
Energy	10.8%
Communications	5.8%
Technology	5.2%
Utilities	4.7%
Basic Materials	1.6%
Total Common Stocks	85.7%
Rights	0.0%
Short-Term Investments	1.5%
Total Investments	87.2%
Other Assets in Excess of Liabilities	12.8%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS — 99.1%
	BASIC MATERIALS — 0.8%
6,065	Ingevity Corp.*	$594,431
25,765	Verso Corp. - Class A*	649,793
		1,244,224
	COMMUNICATIONS — 3.6%
87,998	ChannelAdvisor Corp.*	945,979
409,929	Limelight Networks, Inc.*	1,348,666
305,658	Ribbon Communications, Inc.*	1,632,214
10,501	Shenandoah Telecommunications Co.	524,630
7,323	Trade Desk, Inc. - Class A*	1,043,161
		5,494,650
	CONSUMER, CYCLICAL — 5.5%
35,615	Clarus Corp.	403,162
34,290	Columbia Sportswear Co.	3,131,706
80,112	Commercial Vehicle Group, Inc.*	559,182
20,000	Douglas Dynamics, Inc.	745,400
21,648	Hudson Ltd. - Class A*,1	449,196
23,496	Rush Enterprises, Inc. - Class A	895,197
24,554	SkyWest, Inc.	1,416,275
26,879	Triton International Ltd./Bermuda*,1	916,036
		8,516,154
	CONSUMER, NON-CYCLICAL — 20.7%
21,951	CRA International, Inc.	1,070,111
47,419	CryoLife, Inc.*	1,437,744
10,349	Green Dot Corp. - Class A*	862,486
60,740	Heidrick & Struggles International, Inc.	2,226,728
30,766	HMS Holdings Corp.*	1,099,577
75,896	Horizon Pharma Plc*,1	1,516,402
18,865	ICF International, Inc.	1,321,116
8,632	ICU Medical, Inc.*	2,075,910
212,080	Idera Pharmaceuticals, Inc.*	1,456,990
29,166	Insperity, Inc.	2,917,767
17,647	Integer Holdings Corp.*	1,563,171
28,583	Inter Parfums, Inc.	1,765,572
41,546	K12, Inc.*	991,288
13,638	LHC Group, Inc.*	1,430,217
104,050	RadNet, Inc.*	1,341,204
83,114	SP Plus Corp.*	2,519,185
48,067	STAAR Surgical Co.*	1,827,027
82,681	Turning Point Brands, Inc.	2,463,894
16,944	Ultragenyx Pharmaceutical, Inc.*	909,384

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
37,237	Vanda Pharmaceuticals, Inc.*	$932,414
		31,728,187
	ENERGY — 0.4%
69,240	SunCoke Energy, Inc.*	675,783

	FINANCIAL — 23.7%
115,533	Aircastle Ltd.[1]	2,154,690
85,963	Ares Commercial Real Estate Corp. - REIT	1,227,552
42,863	Atlantic Capital Bancshares, Inc.*	789,108
46,160	BancFirst Corp.	2,576,651
10,246	Bancorp, Inc.*	101,948
16,561	Community Trust Bancorp, Inc.	765,284
27,000	EMC Insurance Group, Inc.	863,460
64,418	Essent Group Ltd.*,1	2,483,958
284,320	First BanCorp/Puerto Rico[1]	2,573,096
58,400	First Defiance Financial Corp.	1,645,712
30,075	First Mid-Illinois Bancshares, Inc.	1,113,677
20,606	First of Long Island Corp.	445,502
44,696	Home Bancorp, Inc.	1,697,554
50,000	Industrial Logistics Properties Trust - REIT	1,053,500
170,455	Ladder Capital Corp. - REIT	3,008,531
35,143	McGrath RentCorp	1,877,690
188,244	MGIC Investment Corp.*	2,204,337
34,346	National General Holdings Corp.	911,886
19,592	Peoples Bancorp, Inc.	683,761
8,255	Provident Financial Services, Inc.	211,988
18,631	PS Business Parks, Inc. - REIT	2,627,344
170,587	Radian Group, Inc.	3,138,801
14,092	Republic Bancorp, Inc. - Class A	609,761
42,171	Southern National Bancorp of Virginia, Inc.	668,832
43,943	Urstadt Biddle Properties, Inc. - REIT	904,347
		36,338,970
	INDUSTRIAL — 29.7%
23,858	Albany International Corp. - Class A	1,726,365
19,737	Allied Motion Technologies, Inc.	933,757
79,673	Atkore International Group, Inc.*	1,626,923
161,128	AVX Corp.	2,657,001
58,373	Comfort Systems USA, Inc.	3,073,922
33,048	Comtech Telecommunications Corp.	844,046
23,770	Continental Building Products, Inc.*	679,346

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
38,021	Covenant Transportation Group, Inc. - Class A*	$866,118
35,881	CSW Industrials, Inc.*	1,900,616
36,695	EMCOR Group, Inc.	2,673,598
110,757	Federal Signal Corp.	2,598,359
32,000	Global Brass & Copper Holdings, Inc.	1,035,840
63,848	Gorman-Rupp Co.	2,137,631
87,828	Harsco Corp.*	2,349,399
26,533	Kadant, Inc.	2,416,626
33,147	Lawson Products, Inc.*	1,020,927
50,672	Matson, Inc.	1,993,943
34,086	Moog, Inc. - Class A	2,980,821
30,930	MSA Safety, Inc.	3,371,061
64,971	NCI Building Systems, Inc.*	737,421
16,562	Park-Ohio Holdings Corp.	597,226
33,511	Raven Industries, Inc.	1,352,169
28,303	Tetra Tech, Inc.	1,725,351
17,005	TopBuild Corp.*	866,405
20,000	Twin Disc, Inc.*	349,000
1,000	U.S. Ecology, Inc.	69,670
80,045	Universal Logistics Holdings, Inc.	1,870,652
34,153	Vishay Precision Group, Inc.*	1,158,811
		45,613,004
	TECHNOLOGY — 10.0%
15,393	Appfolio, Inc. - Class A*	943,437
8,328	Aspen Technology, Inc.*	718,706
26,436	Cabot Microelectronics Corp.	2,841,341
14,899	CACI International, Inc. - Class A*	2,456,994
59,867	CTS Corp.	1,736,742
73,656	eGain Corp.*	547,264
28,032	Insight Enterprises, Inc.*	1,249,667
85,601	Lattice Semiconductor Corp.*	501,622
19,934	ManTech International Corp. - Class A	1,122,284
11,777	Semtech Corp.*	628,185
6,905	SPS Commerce, Inc.*	588,513
42,874	Verint Systems, Inc.*	1,947,766
		15,282,521
	UTILITIES — 4.7%
141,947	Ameresco, Inc. - Class A*	2,231,407
134,666	Clearway Energy, Inc. - Class C	2,459,001
11,749	Otter Tail Corp.	574,761

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
46,240	PNM Resources, Inc.	$1,998,493
		7,263,662

	TOTAL COMMON STOCKS (Cost $149,613,365)	152,157,155

	TOTAL INVESTMENTS — 99.1% (Cost $149,613,365)	152,157,155

	Other Assets in Excess of Liabilities — 0.9%	1,454,050
	TOTAL NET ASSETS — 100.0%	$153,611,205

PLC – Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of November 30, 2018

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	29.7%
Financial	23.7%
Consumer, Non-cyclical	20.7%
Technology	10.0%
Consumer, Cyclical	5.5%
Utilities	4.7%
Communications	3.6%
Basic Materials	0.8%
Energy	0.4%
Total Common Stocks	99.1%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS — 94.8%
	BASIC MATERIALS — 3.2%
4,709	Air Products & Chemicals, Inc.	$757,537
7,563	International Paper Co.	349,335
6,279	LyondellBasell Industries N.V. - Class A1	585,893
		1,692,765
	COMMUNICATIONS — 8.6%
29,399	AT&T, Inc.	918,425
29,827	Cisco Systems, Inc.	1,427,818
13,700	Thomson Reuters Corp.[1]	689,384
24,500	Verizon Communications, Inc.	1,477,350
		4,512,977
	CONSUMER, CYCLICAL — 8.1%
59,083	Ford Motor Co.	555,971
7,563	Home Depot, Inc.	1,363,760
8,990	KAR Auction Services, Inc.	513,689
12,701	Macy's, Inc.	434,628
14,128	Walmart, Inc.	1,379,599
		4,247,647
	CONSUMER, NON-CYCLICAL — 26.6%
7,706	AbbVie, Inc.	726,445
11,417	Altria Group, Inc.	625,994
3,139	Amgen, Inc.	653,697
9,419	Bristol-Myers Squibb Co.	503,540
16,840	Coca-Cola Co.	848,736
4,424	Eli Lilly & Co.	524,863
9,704	Gilead Sciences, Inc.	698,106
10,275	Johnson & Johnson	1,509,397
8,990	Medtronic PLC[1]	876,795
19,142	Merck & Co., Inc.	1,518,726
14,556	Mondelez International, Inc. - Class A	654,729
8,672	PepsiCo, Inc.	1,057,464
33,333	Pfizer, Inc.	1,540,985
12,208	Philip Morris International, Inc.	1,056,358
12,844	Procter & Gamble Co.	1,213,886
		14,009,721
	ENERGY — 8.2%
6,992	Chevron Corp.	831,628
16,840	Exxon Mobil Corp.	1,338,780
42,528	Kinder Morgan, Inc.	725,953
6,992	Occidental Petroleum Corp.	491,328
6,564	Phillips 66	613,865

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
7,706	Schlumberger Ltd.[1]	$347,541
		4,349,095
	FINANCIAL — 27.7%
17,696	Aflac, Inc.	809,415
6,850	Ameriprise Financial, Inc.	888,788
10,560	Arthur J. Gallagher & Co.	813,859
13,415	BB&T Corp.	685,507
1,855	BlackRock, Inc.	793,959
8,705	Crown Castle International Corp. - REIT	1,000,205
9,847	HCP, Inc. - REIT	288,123
31,254	Huntington Bancshares, Inc.	455,996
14,842	Invesco Ltd.[1]	302,035
13,129	JPMorgan Chase & Co.	1,459,814
12,701	Liberty Property Trust - REIT	575,228
269	Marsh & McLennan Cos., Inc.	23,860
19,123	MetLife, Inc.	853,459
4,281	PNC Financial Services Group, Inc.	581,274
9,133	Prologis, Inc. - REIT	615,016
13,086	Prudential Financial, Inc.	1,226,943
22,548	U.S. Bancorp	1,227,964
11,845	Ventas, Inc. - REIT	752,039
22,691	Wells Fargo & Co.	1,231,667
		14,585,151
	INDUSTRIAL — 1.7%
6,136	Emerson Electric Co.	414,303
1,712	Lockheed Martin Corp.	514,336
		928,639
	TECHNOLOGY — 6.7%
41,672	HP, Inc.	958,456
21,121	Intel Corp.	1,041,477
2,426	International Business Machines Corp.	301,479
10,965	Microsoft Corp.	1,215,909
		3,517,321
	UTILITIES — 4.0%
8,848	American Electric Power Co., Inc.	687,844
15,698	CMS Energy Corp.	817,709

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
14,699	OGE Energy Corp.	$582,374
		2,087,927

	TOTAL COMMON STOCKS (Cost $43,867,327)	49,931,243

Principal Amount
	SHORT-TERM INVESTMENTS — 2.9%
$1,557,390	UMB Money Market Fiduciary 0.25%[2]	1,557,390

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,557,390)	1,557,390

	TOTAL INVESTMENTS — 97.7% (Cost $45,424,717)	51,488,633

	Other Assets in Excess of Liabilities — 2.3%	1,193,973
	TOTAL NET ASSETS — 100.0%	$52,682,606

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SUMMARY OF INVESTMENTS

As of November 30, 2018

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	27.7%
Consumer, Non-cyclical	26.6%
Communications	8.6%
Energy	8.2%
Consumer, Cyclical	8.1%
Technology	6.7%
Utilities	4.0%
Basic Materials	3.2%
Industrial	1.7%
Total Common Stocks	94.8%
Short-Term Investments	2.9%
Total Investments	97.7%
Other Assets in Excess of Liabilities	2.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2018

	Zacks	Zacks
	All-Cap	Market
	Core Fund	Neutral Fund
Assets:
Investments, at value (cost $33,786,044 and $13,199,521, respectively)	$42,527,753	$11,959,567
Cash deposited with broker for securities sold short	-	13,759,204
Receivables:
Investment securities sold	41,938	-
Fund shares sold	-	-
Dividends and interest	85,429	19,508
Due from Advisor	-	1,270
Prepaid expenses	16,635	10,448
Total assets	42,671,755	25,749,997

Liabilities:
Securities sold short, at value (proceeds $0 and $12,390,270, respectively)	-	11,865,149
Payables:
Investment securities purchased	-	-
Dividends on securities sold short and interest expense	-	15,387
Due to custodian	-	-
Fund shares redeemed	-	99,593
Advisory fees	17,222	-
Distribution fees (Note 7)	-	48
Auditing fees	18,510	18,362
Fund administration and accounting fees	10,860	15,801
Transfer agent fees and expenses	5,668	7,370
Legal fees	2,992	6,381
Custody fees	2,275	3,113
Trustees' Deferred Compensation (Note 3)	1,284	1,266
Chief Compliance Officer fees	636	1,332
Accrued other expenses	3,641	4,104
Total liabilities	63,088	12,037,906
Net Assets	$42,608,667	$13,712,091

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$29,901,822	$14,866,547
Total distributable earnings (loss)	12,706,845	(1,154,456)
Net Assets	$42,608,667	$13,712,091

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$-	$2,118,437
Shares of beneficial interest issued and outstanding	-	155,155
Offering and redemption price per share	$-	$13.65
Institutional Class Shares:
Net assets applicable to shares outstanding	$42,608,667	$11,593,654
Shares of beneficial interest issued and outstanding	1,645,759	897,672
Offering and redemption price per share	$25.89	$12.92

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2018

	Zacks	Zacks
	Small-Cap	Dividend
	Core Fund	Fund
Assets:
Investments, at value (cost $149,613,365 and $45,424,717, respectively)	$152,157,155	$51,488,633
Cash deposited with broker for securities sold short	-	-
Receivables:
Investment securities sold	10,688,772	-
Fund shares sold	57,437	1,113,984
Dividends and interest	282,702	153,369
Due from Advisor	-	-
Prepaid expenses	15,051	22,767
Total assets	163,201,117	52,778,753

Liabilities:
Securities sold short, at value (proceeds $0 and $0, respectively)	-	-
Payables:
Investment securities purchased	8,246,116	-
Dividends on securities sold short and interest expense	-	-
Due to custodian	831,722	-
Fund shares redeemed	276,200	9,280
Advisory fees	102,931	23,695
Distribution fees (Note 7)	23,178	10,099
Auditing fees	17,432	18,278
Fund administration and accounting fees	31,731	9,734
Transfer agent fees and expenses	32,971	5,358
Legal fees	3,567	10,055
Custody fees	11,358	2,901
Trustees' Deferred Compensation (Note 3)	1,397	1,290
Chief Compliance Officer fees	423	390
Accrued other expenses	10,886	5,067
Total liabilities	9,589,912	96,147
Net Assets	$153,611,205	$52,682,606

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$140,354,067	$44,307,086
Total distributable earnings (loss)	13,257,138	8,375,520
Net Assets	$153,611,205	$52,682,606

Maximum Offering Price per Share:
Investor Class shares:
Net assets applicable to shares outstanding	$111,399,299	$51,120,505
Shares of beneficial interest issued and outstanding	4,053,094	2,450,041
Offering and redemption price per share	$27.49	$20.87
Institutional Class Shares:
Net assets applicable to shares outstanding	$42,211,906	$1,562,101
Shares of beneficial interest issued and outstanding	1,514,046	74,849
Offering and redemption price per share	$27.88	$20.87

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2018

	Zacks	Zacks
	All-Cap	Market
	Core Fund	Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $389 and $987, respectively)	$684,731	$246,078
Interest	1,381	92,717
Total investment income	686,112	338,795

Expenses:
Advisory fees	313,215	180,986
Distribution fees - Class C (Note 7)	43,839 [1]	-
Distribution fees - Investor Class (Note 7)	25,714 [2]	9,514
Fund administration fees	51,359	57,842
Registration fees	34,597	37,329
Fund accounting fees	31,228	35,075
Transfer agent fees and expenses	29,879	32,686
Legal fees	17,762	14,417
Auditing fees	17,746	18,745
Shareholder reporting fees	11,777	4,458
Custody fees	9,027	15,455
Trustees' fees and expenses	7,433	6,421
Chief Compliance Officer fees	6,166	7,166
Miscellaneous fees	5,735	5,243
Insurance fees	1,251	1,298
Dividends on securities sold short	-	253,990
Total expenses	606,728	680,625
Advisory fees waived	(101,261)	(180,986)
Other expenses absorbed	-	(5,814)
Net expenses	505,467	493,825
Net investment income (loss)	180,645	(155,030)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,824,642	2,590,083
Securities sold short	-	(1,984,292)
Foreign currency transactions	-	3
Net realized gain	3,824,642	605,794

Net change in unrealized appreciation/depreciation on:
Investments	(2,358,026)	(2,959,593)
Securities sold short	-	1,849,338
Net change in unrealized appreciation/depreciation	(2,358,026)	(1,110,255)
Net realized and unrealized gain (loss)	1,466,616	(504,461)

Net Increase (Decrease) in Net Assets from Operations	$1,647,261	$(659,491)

[1]	Class C shares converted into Investor Class shares and the Investor Share Class was then re-designated into Institutional Class shares on April 16, 2018.
[2]	Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2018

	Zacks	Zacks
	Small-Cap	Dividend
	Core Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $853 and $2,751, respectively)	$2,018,165	$1,461,346
Interest	2,680	2,256
Total investment income	2,020,845	1,463,602

Expenses:
Advisory fees	1,487,840	380,971
Distribution fees - Class C (Note 7)	-	-
Distribution fees - Investor Class (Note 7)	325,481	118,093
Fund administration fees	174,215	57,653
Registration fees	59,407	43,424
Fund accounting fees	52,015	35,350
Transfer agent fees and expenses	140,164	32,038
Legal fees	15,485	19,493
Auditing fees	17,745	18,045
Shareholder reporting fees	37,285	11,750
Custody fees	43,360	10,328
Trustees' fees and expenses	7,613	7,372
Chief Compliance Officer fees	5,170	6,167
Miscellaneous fees	10,647	7,764
Insurance fees	2,150	1,226
Dividends on securities sold short	-	-
Total expenses	2,378,577	749,674
Advisory fees waived	(168,499)	(131,557)
Other expenses absorbed	-	-
Net expenses	2,210,078	618,117
Net investment income (loss)	(189,233)	845,485

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,409,644	2,392,187
Securities sold short	(4,742)	-
Foreign currency transactions	-	-
Net realized gain	11,404,902	2,392,187

Net change in unrealized appreciation/depreciation on:
Investments	(18,567,943)	(1,382,337)
Securities sold short	-	-
Net change in unrealized appreciation/depreciation	(18,567,943)	(1,382,337)
Net realized and unrealized gain (loss)	(7,163,041)	1,009,850

Net Increase (Decrease) in Net Assets from Operations	$(7,352,274)	$1,855,335

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks All-Cap Core Fund

	For the Year Ended	For the Year Ended
	November 30, 2018	November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$180,645	$8,452
Net realized gain on investments	3,824,642	3,199,642
Net change in unrealized appreciation/depreciation on investments	(2,358,026)	4,948,720
Net increase in net assets resulting from operations	1,647,261	8,156,814

Distributions to shareholders:
Distributions[1]:
Institutional Class[2]	(2,135,781)
Class C3	(1,063,899)

From net investment income:
Institutional Class[2]		(44,745)
From net realized gains:
Institutional Class[2]		(1,878,494)
Class C3		(1,161,243)
Total distributions to shareholders	(3,199,680)	(3,084,482)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class[2]	11,806,451	3,790,537
Class C Shares converted to Institutional Class	10,893,941	-
Class C3	536,877	1,333,517
Reinvestment of distributions:
Institutional Class[2]	1,648,180	1,491,624
Class C3	650,383	554,562
Cost of shares redeemed:
Institutional Class[2,4]	(9,261,818)	(7,567,358)
Class C3,5	(12,945,621)	(5,673,462)
Net increase (decrease) in net assets from capital transactions	3,328,393	(6,070,580)

Total increase (decrease) in net assets	1,775,974	(998,248)

Net Assets:
Beginning of period	40,832,693	41,830,941
End of period[6]	$42,608,667	$40,832,693

Capital Share Transactions:
Shares sold:
Institutional Class[2]	457,045	157,032
Class C Shares converted to Institutional Class	437,275	-
Class C3	23,940	63,031
Shares reinvested:
Institutional Class[2]	65,901	66,650
Class C3	29,061	27,238
Shares redeemed:
Institutional Class[2]	(361,818)	(318,328)
Class C3	(579,249)	(261,624)
Net increase (decrease) in capital share transactions	72,155	(266,001)

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.
[3]	Class C shares converted into Investor Class shares and the Investor Share Class was then re-designated into Institutional Class shares on April 16, 2018.
[4]	Net of redemption fee proceeds of $2,407 and $1,061, respectively.
[5]	Net of redemption fee proceeds of $0 and $27, respectively.
[6]	End of period net assets includes accumulated undistributed net investment income of $0 for the year ended November 30, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Market Neutral Fund

	For the Year Ended	For the Year Ended
	November 30, 2018	November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(155,030)	$(416,462)
Net realized gain (loss) on investments, securities sold short, and foreign currency	605,794	(262,961)
Net change in unrealized appreciation/depreciation on investments and securities sold short	(1,110,255)	(23,211)
Net decrease in net assets resulting from operations	(659,491)	(702,634)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	160,846	5,050,309
Institutional Class	3,415,269	14,925,446
Cost of shares redeemed:
Investor Class[1]	(4,187,268)	(27,830,466)
Institutional Class[2]	(5,119,161)	(2,830,275)
Net decrease in net assets from capital transactions	(5,730,314)	(10,684,986)

Total decrease in net assets	(6,389,805)	(11,387,620)

Net Assets:
Beginning of period	20,101,896	31,489,516
End of period[3]	$13,712,091	$20,101,896

Capital Share Transactions:
Shares sold:
Investor Class	11,485	349,182
Institutional Class	255,785	1,140,781
Shares redeemed:
Investor Class	(300,961)	(1,970,992)
Institutional Class	(388,902)	(215,646)
Net decrease in capital share transactions	(422,593)	(696,675)

[1]	Net of redemption fee proceeds of $74 and $2,540, respectively.
[2]	Net of redemption fee proceeds of $475 and $3,396, respectively.
[3]	End of period net assets includes accumulated undistributed net investment loss of $409,505 for the year ended November 30, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Small-Cap Core Fund

	For the Year Ended	For the Year Ended
	November 30, 2018	November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(189,233)	$(281,056)
Net realized gain on investments and securities sold short	11,404,902	21,730,742
Net change in unrealized appreciation/depreciation on investments	(18,567,943)	4,210,877
Net increase (decrease) in net assets resulting from operations	(7,352,274)	25,660,563

Distributions to shareholders:
Distributions[1]:
Investor Class	(18,144,327)
Institutional Class	(3,166,516)

From net realized gains:
Investor Class		(662,338)
Institutional Class		(43,269)
Total distributions to shareholders	(21,310,843)	(705,607)

Capital Transactions:
Proceeds from shares sold:
Investor Class	49,863,296	90,226,321
Institutional Class	33,886,197	20,340,376
Reinvestment of distributions:
Investor Class	17,134,539	626,760
Institutional Class	2,862,667	41,259
Cost of shares redeemed:
Investor Class[2]	(85,010,193)	(60,212,026)
Institutional Class[3]	(16,077,638)	(2,989,541)
Net increase in net assets from capital transactions	2,658,868	48,033,149

Total increase (decrease) in net assets	(26,004,249)	72,988,105

Net Assets:
Beginning of period	179,615,454	106,627,349
End of period[4]	$153,611,205	$179,615,454

Capital Share Transactions:
Shares sold
Investor Class	1,693,589	3,046,678
Institutional Class	1,141,851	657,585
Shares reinvested
Investor Class	607,608	22,496
Institutional Class	100,304	1,469
Shares redeemed
Investor Class	(2,934,125)	(2,104,087)
Institutional Class	(546,852)	(100,176)
Net increase in capital share transactions	62,375	1,523,965

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	Net of redemption fee proceeds of $19,572 and $23,281, respectively.
[3]	Net of redemption fee proceeds of $3,884 and $2,016, respectively.
[4]	End of period net assets includes accumulated undistributed net investment loss of $135,237 for the year ended November 30, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Dividend Fund

	For the Year Ended	For the Year Ended
	November 30, 2018	November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$845,485	$620,980
Net realized gain on investments	2,392,187	668,178
Net change in unrealized appreciation/depreciation on investments	(1,382,337)	4,819,834
Net increase in net assets resulting from operations	1,855,335	6,108,992

Distributions to Shareholders:
Distributions[1]:
Investor Class	(1,703,400)
Institutional Class[2]	(11,941)

From net investment income:
Investor Class	(779,555)	(509,272)
Institutional Class[2]		(1,515)
Total distributions to shareholders	(1,715,341)	(510,787)

Capital Transactions:
Proceeds from shares sold:
Investor Class	15,526,450	22,594,572
Institutional Class[2]	1,348,709	210,142
Reinvestment of distributions:
Investor Class	1,679,444	493,206
Institutional Class[2]	8,451	1,345
Cost of shares redeemed:
Investor Class[3]	(13,219,232)	(8,332,848)
Institutional Class[2]	(37,092)	-
Net increase in net assets from capital transactions	5,306,730	14,966,417

Total increase in net assets	5,446,724	20,564,622

Net Assets:
Beginning of period	47,235,882	26,671,260
End of period[4]	$52,682,606	$47,235,882

Capital Share Transactions:
Shares sold
Investor Class	755,624	1,183,307
Institutional Class[2]	65,215	10,933
Shares reinvested
Investor Class	82,355	25,681
Institutional Class[2]	413	69
Shares redeemed
Investor Class	(650,450)	(434,589)
Institutional Class[2]	(1,781)	-
Net increase in capital share transactions	251,376	785,401

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	Institutional Class shares commenced operations on January 31, 2017.
[3]	Net of redemption fee proceeds of $3,254 and $3,889, respectively.
[4]	End of period net assets includes accumulated undistributed net investment income of $93,737 for the year ended November 30, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

STATEMENT OF CASH FLOWS

For the Year Ended November 30, 2018

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(659,491)
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of long-term investments	(23,038,982)
Sale of long-term investments	31,883,474
Sale of short-term investment, net	611,118
Proceeds from securities sold short	21,685,254
Cover short securities	(30,592,524)
Increase in dividends and interest receivables	(1,253)
Increase in due from Advisor	(1,270)
Decrease in prepaid expenses	3,690
Decrease in payables for dividends and interest on securities sold short	(7,785)
Decrease in accrued expenses	(7,887)
Litigation proceeds	2,245
Return of capital dividends received	21,969
Net realized gain on investments and securities sold short	(605,791)
Net change in unrealized appreciation/depreciation	1,110,255
Net cash provided by operating activities	403,022

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	3,576,115
Payment on shares redeemed	(9,206,836)
Net cash used for financing activities	(5,630,721)

Net Decrease in Cash	(5,227,699)

Cash and cash equivalents:
Beginning cash balance	-
Beginning cash held at broker	18,986,903
Total beginning cash and cash equivalents	18,986,903

Ending cash balance	-
Ending cash held at broker	13,759,204
Total ending cash and cash equivalents	$13,759,204

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS ― Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,

	2018	2017	2016	2015	2014
Net asset value, beginning of period	$26.81	$23.50	$23.95	$24.93	$21.90
Income from Investment Operations:
Net investment income[1]	0.16	0.07	0.12	0.03	0.04
Net realized and unrealized gain	0.96	4.98	0.74	0.45	2.99
Total from investment operations	1.12	5.05	0.86	0.48	3.03

Less Distributions:
From net investment income	-	(0.04)	-	-	-
From net realized gain	(2.04)	(1.70)	(1.31)	(1.47)	-
Total distributions	(2.04)	(1.74)	(1.31)	(1.47)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	- [2]

Net asset value, end of period	$25.89	$26.81	$23.50	$23.95	$24.93

Total return[3]	4.44%	22.93%	3.92%	2.04%	13.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,609	$28,085	$26,832	$39,453	$29,752

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.44%	1.74%	1.70%	1.68%	1.73%
After fees waived and expenses absorbed	1.17%[5]	1.63%[4]	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.35%	0.17%	0.51%	0.10%	0.07%
After fees waived and expenses absorbed	0.62%	0.28%	0.56%	0.13%	0.15%

Portfolio turnover rate	29%	29%	51%	37%	46%

*	Class C shares converted into Investor Class shares and the Investor Share Class was then re-designated into Institutional Class shares on April 16, 2018.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares. Investor shares were re-designated as Institutional shares on April 16, 2018.
[4]	Effective October 1, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to October 1, 2017, the annual operating expense limitation was 1.65%.
[5]	Effective April 16, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of average daily net assets of the Fund. Prior to April 16, 2018, the annual operating expense limitation was 1.55%.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

FINANCIAL HIGHLIGHTS ― Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,

	2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.19	$14.54	$13.78	$13.02	$12.66
Income from Investment Operations:
Net investment loss[1]	(0.16)	(0.26)	(0.36)	(0.40)	(0.32)
Net realized and unrealized gain (loss)	(0.38)	(0.09)	1.12	1.16	0.68
Total from investment operations	(0.54)	(0.35)	0.76	0.76	0.36

Redemption fee proceeds[1]	- [2]	- [2]	-	-	- [2]

Net asset value, end of period	$13.65	$14.19	$14.54	$13.78	$13.02

Total return[3]	(3.81%)	(2.41%)	5.52%	5.84%	2.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,118	$6,307	$30,046	$8,435	$8,540

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	4.33%	4.28%	4.95%	6.79%	5.77%
After fees waived and expenses absorbed[4]	3.19%	3.51%	4.31%	4.65%	4.26%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.27%)	(2.58%)	(3.13%)	(5.17%)	(4.00%)
After fees waived and expenses absorbed	(1.13%)	(1.81%)	(2.49%)	(3.03%)	(2.49%)

Portfolio turnover rate	152%	156%	179%	180%	144%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.54% for the year ended November 30, 2018. For the prior periods, the ratios would have been lowered by 1.86%, 2.67%, 3.00%, and 2.61%, respectively.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

FINANCIAL HIGHLIGHTS ― Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,

	2018	2017	2016	2015	2014
Net asset value, beginning of period	$13.38	$13.67	$13.04	$12.42	$12.17
Income from Investment Operations:
Net investment loss[1]	(0.12)	(0.21)	(0.42)	(0.48)	(0.40)
Net realized and unrealized gain (loss)	(0.34)	(0.08)	1.05	1.10	0.65
Total from investment operations	(0.46)	(0.29)	0.63	0.62	0.25

Redemption fee proceeds[1]	- [2]	- [2]	-	-	-

Net asset value, end of period	$12.92	$13.38	$13.67	$13.04	$12.42

Total return[3]	(3.44%)	(2.12%)	4.83%	4.99%	2.05%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,594	$13,795	$1,444	$788	$1,029

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	4.08%	4.03%	5.60%	7.54%	6.52%
After fees waived and expenses absorbed[4]	2.94%	3.26%	4.96%	5.40%	5.01%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.02%)	(2.33%)	(3.78%)	(5.92%)	(4.75%)
After fees waived and expenses absorbed	(0.88%)	(1.56%)	(3.14%)	(3.78%)	(3.24%)

Portfolio turnover rate	152%	156%	179%	180%	144%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Institutional Class shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.54% for the year ended November 30, 2018. For the prior periods, the ratios would have been lowered by 1.86%, 2.67%, 3.00%, and 2.61%, respectively.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,

	2018	2017	2016	2015	2014
Net asset value, beginning of period	$32.58	$26.77	$24.21	$23.47	$23.73
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.07)	(0.04)	(0.06)	(0.02)
Net realized and unrealized gain (loss)	(1.27)	6.03	2.60	1.88	0.27
Total from investment operations	(1.32)	5.96	2.56	1.82	0.25

Less Distributions:
From net realized gain	(3.77)	(0.16)	-	(1.08)	(0.51)
Total distributions	(3.77)	(0.16)	-	(1.08)	(0.51)

Redemption fee proceeds[1]	- [3]	0.01	- [3]	- [3]	- [3]

Net asset value, end of period	$27.49	$32.58	$26.77	$24.21	$23.47

Total return[2]	(4.36%)	22.41%	10.57%	8.00%	1.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$111,399	$152,663	$99,615	$95,622	$48,242

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.49%	1.54%	1.68%	1.66%	1.88%
After fees waived and expenses absorbed	1.39%	1.39%	1.43%	1.39%	1.39%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.27%)	(0.39%)	(0.43%)	(0.53%)	(0.56%)
After fees waived and expenses absorbed	(0.17%)	(0.24%)	(0.18%)	(0.26%)	(0.07%)

Portfolio turnover rate	129%	162%	147%	162%	154%

[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS- Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

					For the Period
	For the Year Ended November 30,				February 28, 2014* through
	2018	2017	2016	2015	November 30, 2014
Net asset value, beginning of period	$32.92	$26.99	$24.32	$23.50	$23.09
Income from Investment Operations:
Net investment income[1]	0.02	-	0.02	-	0.04
Net realized and unrealized gain (loss)	(1.29)	6.09	2.63	1.89	0.37
Total from investment operations	(1.27)	6.09	2.65	1.89	0.41

Less Distributions:
From net realized gain	(3.77)	(0.16)	-	(1.08)	-
Total distributions	(3.77)	(0.16)	-	(1.08)	-

Redemption fee proceeds[1]	- [3]	- [3]	0.02	0.01	-

Net asset value, end of period	$27.88	$32.92	$26.99	$24.32	$23.50

Total return[2]	(4.11%)	22.67%	10.98%	8.34%	1.78%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,212	$26,953	$7,013	$3,142	$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.24%	1.29%	1.39%	1.41%	1.70%[5]
After fees waived and expenses absorbed	1.14%	1.14%	1.14%	1.14%	1.14%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.02%)	(0.14%)	(0.14%)	(0.28%)	(0.32%)[5]
After fees waived and expenses absorbed	0.08%	0.01%	0.11%	(0.01%)	0.24%[5]

Portfolio turnover rate	129%	162%	147%	162%	154%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

					For the Period
	For the Year Ended November 30,				January 31, 2014* through
	2018	2017	2016	2015	November 30, 2014
Net asset value, beginning of period	$20.78	$17.92	$16.69	$17.17	$15.00
Income from Investment Operations:
Net investment income[1]	0.36	0.32	0.35	0.30	0.21
Net realized and unrealized gain (loss) on investments	0.48	2.81	1.35	(0.47)	2.05
Total from investment operations	0.84	3.13	1.70	(0.17)	2.26

Less Distributions:
From net investment income	(0.34)	(0.27)	(0.31)	(0.28)	(0.09)
From net realized gain	(0.41)	-	(0.16)	(0.03)	-
Total distributions	(0.75)	(0.27)	(0.47)	(0.31)	(0.09)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$20.87	$20.78	$17.92	$16.69	$17.17

Total return[3]	4.16%	17.58%	10.50%	(0.92%)	15.06%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,121	$47,007	$26,671	$9,796	$11,363

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58%	1.66%	1.95%	2.78%	5.34%[5]
After fees waived and expenses absorbed	1.30%	1.30%	1.30%	1.30%	1.30%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.49%	1.30%	1.40%	0.30%	(2.55%)[5]
After fees waived and expenses absorbed	1.77%	1.66%	2.05%	1.78%	1.49%[5]

Portfolio turnover rate	25%	18%	15%	29%	18%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS- Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Period
	For the	January 31, 2017*
	Year Ended	through
	November 30, 2018	November 30, 2017
Net asset value, beginning of period	$20.78	$18.36
Income from Investment Operations:
Net investment income[1]	0.41	0.32
Net realized and unrealized gain on investments	0.48	2.34
Total from investment operations	0.89	2.66

Less Distributions:
From net investment income	(0.39)	(0.24)
From net realized gain	(0.41)	-
Total distributions	(0.80)	(0.24)

Net asset value, end of period	$20.87	$20.78

Total return[2]	4.42%	14.57%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,562	$229

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.33%	1.41%[4]
After fees waived and expenses absorbed	1.05%	1.05%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.74%	1.60%[4]
After fees waived and expenses absorbed	2.02%	1.96%[4]

Portfolio turnover rate	25%	18%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2018

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

The Zacks Market Neutral Fund and Zacks Small Cap Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At November 30, 2018 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At November 30, 2018, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended November 30, 2015-2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. Effective October 1, 2017 (the "Effective Date"), the Advisor has lowered its management fee from 0.90% to 0.80% of the All-Cap Core Fund's average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.65% and 2.40% to 1.55% and 2.30% of the average daily net assets for the All-Cap Core Fund's Investor Class and Class C shares, respectively. Effective April 16, 2018, Class C shares converted to Investor Class shares and the Investor Class shares were re-designated to Institutional Class shares. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.55% to 1.00 of the average daily net assets for the All-Cap Core Fund's Institutional Class Shares. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment	Total Limit on Annual
	Advisory	Operating Expenses
	Fees	Investor Class	Institutional Class
All-Cap Core Fund	0.80%	-	1.00%
Market Neutral Fund	1.10%	1.65%	1.40%
Small-Cap Core Fund	0.90%	1.39%	1.14%
Dividend Fund	0.80%	1.30%	1.05%

For the year ended November 30, 2018, the Advisor waived its fees as follows:

Advisory Fees
All-Cap Core Fund	$101,261
Market Neutral Fund	180,986
Small-Cap Core Fund	168,499
Dividend Fund	131,557
Total	$582,303

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2019	$21,211	$157,445	$243,497	$128,025
2020	42,271	184,930	191,268	134,388
2021	101,261	186,800	168,499	131,557
Total	$164,743	$529,175	$603,264	$393,970

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended November 30, 2018 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended November 30, 2018, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended November 30, 2018, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At November 30, 2018, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
Cost of investments	$33,850,181	$999,000	$149,606,813	$45,460,944

Gross unrealized appreciation	$9,276,782	$2,087,924	$13,768,415	$7,741,595
Gross unrealized depreciation	(599,210)	(2,992,506)	(11,218,073)	(1,713,906)
Net unrealized appreciation (depreciation) on investments	$8,677,572	$(904,582)	$2,550,342	$6,027,689

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2018 permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized gain as follows:

		Total
	Paid-in	Distributable
	capital	Income/(Loss)
All-Cap Core Fund	$12,799	$(12,779)
Market Neutral Fund	(1,521,618)	1,521,618
Small-Cap Core Fund	6,099	(6,099)
Dividend Fund	(2)	2

As of November 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
Undistributed ordinary income	$177,715	$-	$5,557,392	$140,036
Undistributed long-term gains	3,851,558	-	7,266,292	2,207,795
Tax accumulated earnings	4,029,273	-	12,823,684	2,347,831
Accumulated capital and other losses	$-	$(249,874)	$(2,116,888)	$-
Unrealized appreciation (depreciation) on investments	8,677,572	(1,234,717)	2,550,342	6,027,689
Unrealized depreciation on short securities	-	330,135	-	-
Total accumulated earnings (deficit)	$12,706,845	$(1,154,456)	$13,257,138	$8,375,520

The tax character of distributions paid during the fiscal years ended November 30, 2018 and November 30, 2017 were as follows:

	All-Cap Core Fund		Market Neutral Fund
	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$444,705	$44,745	$-	$-
Long-term capital gains	2,754,975	3,039,737	-	-
Total distributions paid	$3,199,680	$3,084,482	$-	$-

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

	Small-Cap Core Fund		Dividend Fund
	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$11,076,370	$-	$1,113,946	$510,787
Long-term capital gains	10,234,473	705,607	601,395	-
Total distributions paid	$21,310,843	$705,607	$1,715,341	$510,787

At November 30, 2018, the Funds did not have any accumulated capital loss carryforwards.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended November 30, 2018, the Market Neutral Fund utilized $932,297 of capital loss carryovers. During the year ended November 30, 2018, the Market Neutral Fund had capital loss carryforwards of $1,085,700 expired.

Due to the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of November 30, 2018, the Market Neutral and Small-Cap Core Fund had $106,595 and $64,857 respectively of qualified late-year ordinary losses which are deferred until fiscal year 2018 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

As of November 30, 2018, the Market Neutral and Small-Cap Core Fund had $143,279 and $2,052,031 respectively of post-October losses, which are deferred until fiscal year 2019 for tax purposes. Capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended November 30, 2018 and the year ended November 30, 2017, redemption fees were as follows:

	November 30, 2018	November 30, 2017
All-Cap Core Fund	$2,407	$1,088
Market Neutral Fund	549	5,936
Small-Cap Core Fund	23,456	25,297
Dividend Fund	3,254	3,889

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

Note 6 – Investment Transactions

For the year ended November 30, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$11,110,845	$15,026,430	$-	$-
Market Neutral Fund	23,038,982	31,883,474	21,685,254	30,592,524
Small-Cap Core Fund	208,580,518	220,033,271	342,217	346,959
Dividend Fund	14,590,424	11,587,021	-	-

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class C shares and Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. The Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets attributable to Class C shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

With respect to the Zacks All-Cap Core Fund, effective April 16, 2018, the Fund’s Class C Shares were terminated and converted into Investor Class Shares. In addition, the Fund re-designated its Investor Class Shares to Institutional Class Shares. The Fund’s Institutional Class Shares are not subject to a Rule 12b-1 distribution fee. The Rule 12b-1 Plan that was in effect for the Fund’s Investor Class and Class C Shares has been terminated.

For the year ended November 30, 2018, the distribution fees incurred for the All-Cap Core Fund, Market Neutral Fund, Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

·	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2018, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$37,863,021	$-	$-	$37,863,021
Short-Term Investments	4,664,732	-	-	4,664,732
Total Investments	$42,527,753	$-	$-	$42,527,753

Market Neutral Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks[1]	$11,646,060	$99,979	$-	$11,746,039
Rights	-	-	2,238	2,238
Short-Term Investments	211,290	-	-	211,290
Total Assets	$11,857,350	$99,979	$2,238	$11,959,567

Liabilities
Securities Sold Short
Common Stocks[1]	11,865,149	-	-	11,865,149
Total Liabilities	11,865,149	-	-	11,865,149

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$152,157,155	$-	$-	$152,157,155
Total Investments	$152,157,155	$-	$-	$152,157,155

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$49,931,243	$-	$-	$49,931,243
Short-Term Investments	1,557,390	-	-	1,557,390
Total Investments	$51,488,633	$-	$-	$51,488,633

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Market Neutral Fund
Beginning balance November 30, 2017	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	2,238
Net purchases	-
Net sales	-
Balance as of November 30, 2018	$2,238

The Level 3 investments as of November 30, 2018, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Note 10 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. Subsequent events for the Zacks Funds are as follows:

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018

The Funds declared the payment of a distribution to be paid, on December 13, 2018, to shareholders of record on December 12, 2018 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain		Income
All-Cap Core Fund	Institutional Class	$2.26795	$	None	$0.10465
Small-Cap Core Fund	Investor Class	1.36115		1.04108	None
Small-Cap Core Fund	Institutional Class	1.36115		1.04108	None
Dividend Fund	Investor Class	0.87269		None	0.06371
Dividend Fund	Institutional Class	0.87269		None	0.07646

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Zacks Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2018, the related statements of operations and cash flows (with respect to Zacks Market Neutral Fund) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2018, the results of their operations and cash flows (with respect to Zacks Market Neutral Fund) for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2019

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gains Designation

For the fiscal year ended November 30, 2018, the All-Cap Core, Small-Cap Core and Dividend Income Funds designate $2,754,975, $10,234,473 and $601,395, respectively, as a 20% rate gain distribution for purposes of the dividends paid deduction.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the All-Cap Core, Small-Cap Core and Dividend Funds designate income dividends of 100%, 27.20% and 100%, respectively, as qualified dividend income paid during the fiscal year ended November 30, 2018.

Corporate Dividends Received Deduction

For the fiscal year ended November 30, 2018, 100%, 25.91% and 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the All-Cap Core, Small-Cap Core and Dividend Funds, respectively.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 453-4003. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	4	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	4	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	4	None.
John P. Zader ᵃ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	4	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016). Chairman (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.	4	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).
Officers of the Trust:
Maureen Quill ᵃ (born 1963) President	Since June 2014

President (January 2018 – present), UMB Fund Services, Inc. Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc. Vice President, Investment Managers Series Trust (December 2013 - June 2014).

			N/A	N/A

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.

			N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016). Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.

			N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016

Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present). Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015). Chief Compliance Officer (2018 – present), Foothill Capital Management, LLC, a registered investment advisor.

			N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 – 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A
a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC and Foothill Capital Management, LLC.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 19-20, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

•	the Zacks All-Cap Core Fund (the “All-Cap Core Fund”),

•	the Zacks Market Neutral Fund (the “Market Neutral Fund”),

•	the Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”), and

•	the Zacks Dividend Fund (the “Dividend Fund”).

In approving renewal of the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2018; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The All-Cap Core Fund’s total return for the one-year period was above the median returns of the Peer Group and the Large Blend Fund Universe, but below the Russell 3000 Index return by 0.20%. For the five-year period, the Fund’s annualized total return was above the Peer Group median return, but below the Fund Universe median return and the Index return by 0.63% and 1.95%, respectively. The Fund’s annualized total return for the ten-year period was above the Peer Group median return, but below the Fund Universe median return by 1.36% and the Index return by 2.29%. The Fund’s annualized total return for the three-year period was below the Peer Group and Fund Universe median returns and the Index return by 0.51%, 1.17%, and 2.72%, respectively. The Board considered the Investment Advisor’s explanation that the Fund’s underperformance over the three-, five-, and ten-year periods was due primarily to the underperformance in the years following the 2009 financial crisis, and noted that the Fund’s performance was improving.

•	The Market Neutral Fund’s annualized total return for the three-year period was above the FTSE 3-Month U.S. Treasury Bill Index return, but below the Peer Group and Market Neutral Fund Universe median returns by 0.54% and 0.69%, respectively. For the five-year period, the Fund’s annualized total return was above the FTSE Index return, but below the Peer Group median return by 0.25% and the Fund Universe median return by 1.15%. The Fund’s total return for the one-year period was below the FTSE Index return, the Fund Universe median return, and the Peer Group median return by 3.24%, 3.56%, and 3.65%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance relative to the Peer Group over the one-, three-, and five-year periods was due primarily to poor performance in 2013 and 2017, which created a drag on the Fund’s relative performance and ranking. The Trustees also considered the Investment Advisor’s explanation that it had started managing its market neutral portfolio in the early 1990s, that as interest rates have steadily decreased over the past 20 years, the strategy has underperformed, but that the Investment Advisor wishes to continue managing the Market Neutral Fund because it believes the Fund will do well in a rising interest rate environment. The Trustees also considered the Investment Advisor’s observation that with an increase in volatility in the markets, allocating to a market neutral strategy would generally reduce the overall risk in a portfolio.

•	The Small-Cap Core Fund’s annualized total return for the three-year period was above the median returns of the Peer Group and Small Blend Fund Universe, as well as the return of the Russell 2000 Index. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the Russell Index return by 0.57%. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance compared to the Index over the one-year period was due to the Fund’s underweight allocation to the health care sector and overweight allocation to the industrial and financial sectors.

•	The Dividend Fund’s annualized total return for the three-year period was above the Peer Group and Large Value Fund Universe median returns and the Russell 1000 Value Index return. The Fund’s total return for the one-year period was above the Index return, but below the Fund Universe and Peer Group median returns by 0.82% and 1.02%, respectively. The Trustees noted the Investment Advisor’s explanation that the Fund’s overweight allocation to the consumer staples sector and underweight allocation to the utilities, consumer discretionary, and energy sectors had detracted from the Fund’s relative performance over recent periods.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The All-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group median but above the Large Blend Fund Universe median by 0.20%. The Trustees noted the Investment Advisor’s observation that the Fund has the flexibility to move between capitalization structures and growth and value strategies, which generally requires more work than managing other funds in the Peer Group and Fund Universe, and that the Fund recently reduced its advisory expense cap to 0.80% after a share consolidation. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median but higher than the Fund Universe median by 0.16%. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Market Neutral Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Market Neutral Fund Universe median by 0.025%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.•

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were below the Fund Universe median and the same as the Peer Group median.

•	The Small-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group median by 0.04% and the Small Blend Fund Universe median by 0.08%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group median by 0.02% and the Fund Universe median by 0.09%. The Board considered the Investment Advisor’s explanation that unlike many of the funds in the Peer Group, the Fund belongs to a smaller fund family and is not able to take advantage of economies of scale like other funds in the Peer Group.

•	The Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Value Fund Universe medians by 0.025% and 0.15%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.08% and 0.26%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2018, noting that the Investment Advisor had waived a significant portion of its advisory fee with respect to the Market Neutral Fund and the Dividend Fund; had waived a portion of its advisory fee with respect to the All-Cap Core Fund and the Small-Cap Core Fund; and had not realized a profit with respect to the All-Cap Core Fund, Market Neutral Fund, and Dividend Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Small-Cap Core Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds, other than its receipt of investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

Zacks Funds

EXPENSE EXAMPLES

For the Six Months Ended November 30, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees of Class C and Investor Class only; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 to November 30, 2018.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/18	11/30/18	6/1/18–11/30/18
Institutional Class	Actual Performance	$1,000.00	$1,015.30	$5.05
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.06	5.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds

EXPENSE EXAMPLES - (Continued)

For the Six Months Ended November 30, 2018 (Unaudited)

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/18	11/30/18	6/1/18–11/30/18
Investor Class	Actual Performance	$1,000.00	$1,003.70	$13.67
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.47	13.72
Institutional Class	Actual Performance	1,000.00	1,006.20	12.42
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.68	12.46

*	Expenses are equal to the Fund’s annualized expense ratio of 2.72% and 2.47% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/18	11/30/18	6/1/18–11/30/18
Investor Class	Actual Performance	$1,000.00	$930.90	$6.73
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	7.03
Institutional Class	Actual Performance	1,000.00	932.40	5.52
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.35	5.77

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/18	11/30/18	6/1/18–11/30/18
Investor Class	Actual Performance	$1,000.00	$1,058.40	$6.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.56	6.57
Institutional Class	Actual Performance	1,000.00	1,059.70	5.44
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.78	5.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds

Each a series of Investment Managers Series Trust

Advisor

Zacks Investment Management, Inc.

227 West Monroe, Suite 4350

Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Institutional Class	CZOVX	461418 204
Zacks Market Neutral Fund – Investor Class	ZMNVX	461418 709
Zacks Market Neutral Fund – Institutional Class	ZMNIX	461418 808
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (888) 453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (888) 453-4003.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2018	FYE 11/30/2017
Audit Fees	$ 61,800	$ 59,800
Audit-Related Fees	N/A	N/A
Tax Fees	$ 11,200	$ 11,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2018	FYE 11/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2018	FYE 11/30/2017
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/8/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/8/2019

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	2/8/2019